Stock-Based Compensation (Tables)	6 Months Ended
Jul. 02, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The components and classification of stock-based compensation expense related to stock options, Restricted Stock Units (“RSUs”), and Performance Stock Units (“PSUs”) directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for fiscal years 2022, 2021 and 2020 were as follows:

(Dollars in Millions)	2022	2021	2020
Stock options	$43	$41	$37
RSUs	74	73	67
PSUs	20	27	11
Stock-based compensation expense	137	141	115
Cost of sales	30	33	29
Selling, general and administrative expenses	107	108	86
Stock-based compensation expense	$137	$141	$115
The components and classification of stock-based compensation expense related to stock options, RSUs, and PSUs directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for the fiscal three and six months ended July 2, 2023 and July 3, 2022, were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cost of sales	$12	$10	$16	$18
Selling, general, and administrative expenses	26	31	57	58
Stock-based compensation expense	$38	$41	$73	$76